As filed with the Securities and Exchange Commission on July 9, 1997.
                                  1933 Act Registration No. 333-23641

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               SECURITIES AND EXCHANGE COMMISSION
                     Washington D. C. 20549

                            FORM N-14
     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                 { } Pre-Effective Amendment No.
                 {X} Post-Effective Amendment No.  1

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                         THE ROYCE FUND

                Telephone Number:  (212) 355-7311

       1414 Avenue of the Americas, New York, N. Y. 10019

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                   Charles M. Royce, President
                         The Royce Fund
        1414 Avenue of the Americas New York, N. Y. 10019

                       (Agent for Service)

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The  Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to Section 8(a), may determine.

Registrant has elected to register pursuant to Rule 24f-2 an indefinite number of shares of beneficial interest. Accordingly, no fee is payable herewith because of reliance upon Rule 24f-2. The Rule 24f-2 Notice for the fiscal year ended December 31, 1996 was filed on February 27. 1997.

                       Page 1 of __ pages
              The Exhibit Index is located on page

Cross-Reference Sheet

Form N-14 Item                          Caption in Prospectus/Proxy Statement
--------------                          -------------------------------------

     1
Beginning of Registration Statement     Cross-Reference Sheet;
and Outside Front Cover Page            Front Cover
of Prospectus

     2
Outside Back Cover Page of Prospectus   Back Cover

     3
Fee  Table,  Synopsis  Information,     Summary of Proposed Transaction; Fee
Risk Factors                            Table; Comparison of Royce Total Return
                                        Fund and Royce Equity Income Fund;
                                        Reasons for the Proposed combination;
                                        and Determination by the Trustee
                                        Regarding the Combination
     4

Information about the Transaction       Information about the Combination;
                                        Comparison of Royce Total Return Fund
                                        and Royce Equity Income Fund; Reasons
                                        for the Proposed Combination; and Tax
                                        Consequences of the Combination. See
                                        also Prospectus for Royce Total Return
                                        Fund dated April 30, 1997

     5, 6
Information about Registrant,           Comparison of Royce Total Return Fund
Information about Acquired Series       and Royce Equity Income Fund; Reasons
                                        for the Proposed Combination; and
                                        Capitalization

     7
Voting Information                      Statement Concerning the Special
                                        Meeting; and Required Vote

     8
Interests of Certain Persons            Not applicable



Form  N-14 Item                         Caption in Statement of Additional
---------------                                    Information
                                        ----------------------------------

     9
Additional Information                  Not applicable
For Reoffering by Persons
Deemed to be Underwriters

     10, 11
Cover Page; Table of Contents           Cover Page; Back Cover

     12, 13
Additional Information about Registrant Statement of  Additional Information
and about Series being Acquired         of The Royce Fund dated April 30, 1997;
                                        Prospectus of Royce Total Return Fund
                                        dated April 30, 1997

     14
Financial Statements                    1996 Annual Report to Shareholders
                                        including Schedule of Investments of
                                        Royce Total  Return Fund, which
                                        includes audited financial statements
                                        as of and for the year ended December
                                        31, 1996; 1996 Annual Report to
                                        Shareholders including Schedule of
                                        Investments of Royce Equity Income
                                        Fund, which includes audited financial
                                        statements as of and for the year
                                        ended December 31, 1996; and ProForma
                                        Combining Financial Statements of Royce
                                        Total Return Fund as of and for the
                                        year ended December 31, 1996
                                        (unaudited)


                           PART A

Part A of pre-effective amendment no. 1 to The Royce Fund registration statement (File No. 333-23641) filed on Form N-
14 under the Securities Act of 1933, as amended, on April 29, 1997 is incorporated herein by reference.

                           PART B

Part B of pre-effective amendment no. 1 to The Royce Fund registration statement (File No. 333-23641) filed on Form N-
14 under the Securities Act of 1933, as amended, on April 29, 1997 is incorporated herein by reference.


                   PART C -- OTHER INFORMATION


Item 15.  Indemnification
          ---------------

     (a) Article XI of the Declaration of Trust of the Registrant provides as follows:

                           "ARTICLE XI
                           -----------
           LIMITATION OF LIABILITY AND INDEMNIFICATION
           -------------------------------------------

LIMITATION OF LIABILITY
-----------------------

          Section l. Provided they have exercised reasonable care and have acted under the belief that their actions are in the best interest of the Trust, the Trustees shall not be responsible for or liable in any event for neglect or wrongdoing of any other Trustee or any officer, employee, agent or Investment Adviser, Principal Underwriter, transfer agent, custodian or other independent contractor of the Trust, but nothing contained herein shall protect any Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence in the performance of his duties or reckless disregard of the obligations and duties involved in the conduct of his office.

          Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever executed or done by or on behalf of the Trust or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been executed or done only in or with respect to their or his capacity as Trustees or Trustee, and such Trustees or Trustee shall not be personally liable thereon.


     INDEMNIFICATION
     ---------------

          Section 2.
          ----------

          (a) Subject to the exceptions and limitations contained in Section 2(b) below:

               (i) Every person who is, or has been, a Trustee or officer of the Trust (including persons who serve at the Trust's request as directors, officers or trustees of another entity in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered Person") shall be indemnified by the appropriate Fund to the fullest extent not prohibited by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof; and


               (ii) The words "claim", "action", "suit" or
     "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative, investigatory or other, including appeals), actual or threatened, while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys'
     fees, costs, judgments, amounts paid   in settlement, fines,
     penalties and other liabilities.

          (b) No indemnification shall be provided hereunder to a Covered Person:

               (i)  Who shall, in respect of the matter or
     matters involved, have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence in the performance of his duties or reckless disregard of the obligations and duties involved in the conduct of his office or (B) not to have acted in the belief that his action was in the best interest of the Trust; or

               (ii) In the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office,

                    (A) By the court or other body approving the settlement;

                    (B)  By a majority of those Trustees who are
     neither Interested Persons of the Trust nor are parties to the matter, based upon a review of readily available facts
     (as opposed to a full trial-type inquiry); or

                    (C)  By written opinion of independent legal
     counsel, based upon a review of readily available facts (as opposed to a full trial-type inquiry).

          (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law.

          (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the type described in subsection (a) of this
     Section 2 may be paid by the applicable Fund from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the applicable Fund if and when it is ultimately determined that he is not entitled to indemnification under this Section 2; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 2."

          (b)(1)    Paragraph 8 of the Investment Advisory
     Agreements by and between the Registrant and Royce &
     Associates, Inc.  provides as follows:

               "8. Protection of the Adviser. The Adviser shall not be liable to the Trust or to any portfolio series thereof for any action taken or omitted to be taken by the Adviser in connection with the performance of any of its duties or obligations under this Agreement or otherwise as an investment adviser of the Trust or such series, and the Trust or each portfolio series thereof involved, as the case may be, shall indemnify the Adviser and hold it harmless from and against all damages, liabilities, costs and expenses (including reasonable attorneys' fees and amounts reasonably paid in settlement) incurred by the Adviser in or by reason of any pending, threatened or completed action, suit, investigation or other proceeding (including an action or suit by or in the right of the Trust or any portfolio series thereof or its security holders) arising out of or otherwise based upon any action actually or allegedly taken or omitted to be taken by the Adviser in connection with the performance of any of its duties or obligations under this Agreement or otherwise as an investment adviser of the Trust or such series. Notwithstanding the preceding sentence of this Paragraph 8 to the contrary, nothing contained herein shall protect or be deemed to protect the Adviser against or entitle or be deemed to entitle the Adviser to indemnification in respect of, any liability to the Trust or to any portfolio series thereof or its security holders to which the Adviser would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its duties and obligations under this Agreement.

     Determinations of whether and the extent to which the Adviser is entitled to indemnification hereunder shall be made by reasonable and fair means, including (a) a final decision on the merits by a court or other body before whom the action, suit or other proceeding was brought that the Adviser was not liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of its duties or (b) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the Adviser was not liable by reason of such misconduct by (i) the vote of a majority of a quorum of the Trustees of the Trust who are neither "interested persons" of the Trust (as defined in Section 2(a)(19) of the Investment Company Act of
     1940) nor parties to the action, suit or other proceeding or (ii) an independent legal counsel in a written opinion."

          (c)  Paragraph 9 of the Distribution Agreement made
     October 31, 1985 by and between the Registrant and Royce
     Fund Services, Inc. provides as follows:

               "9.  Protection of the Distributor.  The
     Distributor shall not be liable to the Trust or to any series thereof for any action taken or omitted to be taken by the Distributor in connection with the performance of any of its duties or obligations under this Agreement or otherwise as an underwriter of the Shares, and the Trust or each portfolio series thereof involved, as the case may be, shall indemnify the Distributor and hold it harmless from and against all damages, liabilities, costs and expenses (including reasonable attorneys' fees and amounts reasonably paid in settlement) incurred by the Distributor in or by reason of any pending, threatened or completed action, suit, investigation or other proceeding (including an action or suit by or in the right of the Trust or any series thereof or its security holders) arising out of or otherwise based upon any action actually or allegedly taken or omitted to be taken by the Distributor in connection with the performance of any of its duties or obligations under this Agreement or otherwise as an underwriter of the Shares. Notwithstanding the preceding sentences of this Paragraph 9 to the contrary, nothing contained herein shall protect or be deemed to protect the Distributor against, or entitle or be deemed to entitle the Distributor to indemnification in respect of, any liability to the Trust or to any portfolio series thereof or its security holders to which the Distributor would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its duties and obligations under this Agreement.

     Derminations of whether and to the extent to which the Distributor is entitled to indemnification hereunder shall be made by reasonable and fair means, including (a) a final decision on the merits by a court or other body before whom the action, suit or other proceeding was brought that the Distributor was not liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of its duties or (b) in the absence of such a decision, a seasonable determination, based upon a review of the facts, that the Distributor was not liable by reason of such misconduct by (a) the vote of a majority of a quorum of the Trustees of the Trust who are neither "interested persons" of the Trust (as defined in Section 2(a)(19) of the 1940
     Act) nor parties to the action, suit or other proceeding or
     (b) an independent legal counsel in a written opinion."

Item 16.  Exhibits:
          ---------

          The Exhibits required by Items (1) through (4), (5),
          (7), (8), (10), (13) (16) and (17), to the extent
          applicable to the Registrant, have been filed with Registrant's initial Registration Statement (No. 2-80348) and Post-Effective Amendment Nos. 4, 5, 6, 8, 9, 11, 14, 15, 16, 17, 18, 19, 20, 21, 22, 23, 24, 26, 27,
          28, 29, 30, 31, 32, 33, 34 and 35 thereto and, with
          respect to Pennsylvania Mutual Fund, its initial Registration Statement (No. 2-19995) and Post-Effective Amendment Nos. 43, 45, 46, 47, 48, 49, 51, 52, 53, 56,
          and 58 and with the Registrant's Registration Statement and Pre-Effective Amendment No. 1 (No. 333-23639) thereto, and are incorporated by reference herein.


          (12)(b) Opinion and Consent of Counsel as to tax matters and consequences to shareholders.



Item 17.  Undertakings
          ------------

          (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

          (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.



                                SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the8th day of July, 1997.



                                        THE ROYCE FUND


                                   By:  S/CHARLES M. ROYCE
                                        ---------------------------
                                        Charles M. Royce, President

     Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                   TITLE                          DATE
---------                   -----                          ----

S/CHARLES M. ROYCE          President, Treasurer and       7/8/97
------------------          Trustee (Principal
Charles M. Royce            Executive, Accounting
                            and Financial Officer)

S/HUBERT L. CAFRITZ         Trustee                        7/8/97
-------------------
Hubert L. Cafritz

S/THOMAS R. EBRIGHT         Trustee                        7/8/97
-------------------
Thomas R. Ebright

S/RICHARD M. GALKIN         Trustee                        7/8/97
-------------------
Richard M. Galkin

S/STEPHEN L. ISAACS         Trustee                        7/8/97
-------------------
Stephen L. Isaacs

S/WILLIAM L. KOKE           Trustee                        7/8/97
-----------------
William L. Koke

S/DAVID L. MEISTER          Trustee                        7/8/97
------------------
David L. Meister